Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	BARRETT OPPORTUNITY FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000277585
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
BARRETT OPPORTUNITY FUND, INC. (Prospectus Summary) | BARRETT OPPORTUNITY FUND, INC. | CLASS O
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOPX